Document and Entity Information	Oct. 08, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2019
Entity Registrant Name	Ashland Global Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-211719
Entity Tax Identification Number	81-2587835
Entity Address, Address Line One	50 E. RiverCenter Boulevard
Entity Address, City or Town	Covington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41011
City Area Code	859
Local Phone Number	815-3333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001674862
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ASH
Security Exchange Name	NYSE